Operating Segments (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of segmental information
Revenues, principally from grants	$ 312,491	$ 931,627	$ 1,845,123	$ 2,341,896	$ 3,144,620	$ 2,662,822
Loss from Operations	(1,860,662)	(760,216)	(5,704,443)	(3,182,883)	(4,690,668)	(2,960,195)
Amortization and Depreciation Expense	58,100	64,032	171,666	172,785	230,630	226,027
Interest Income	652	1,250	1,438	5,284	6,202	7,444
Stock-Based Compensation	406,891	147,772	571,171	382,774	462,170	715,805
Total revenues	312,491	931,627	1,845,123	2,341,896	3,144,620	7,662,822
Identifiable Assets	7,650,047		7,650,047		4,705,104	8,223,658
Vaccines/BioDefense [Member]
Summary of segmental information
Revenues, principally from grants	264,920	862,919	1,683,265	2,170,761
Loss from Operations	(419,929)	19,190	(1,983,396)	(111,319)	(33,636)	(154,395)
Amortization and Depreciation Expense	28,316	31,357	83,951	84,308	38,589	42,640
Stock-Based Compensation	39,493	29,103	61,742	33,363	44,484	78,622
Total revenues					2,919,677	2,010,234
Identifiable Assets	442,407		442,407		628,494	689,266
BioTherapeutics [Member]
Summary of segmental information
Revenues, principally from grants	47,571	68,708	161,858	171,135
Loss from Operations	(1,080,436)	(155,713)	(2,068,703)	(1,363,572)	(2,203,721)	(1,278,156)
Amortization and Depreciation Expense	29,233	32,180	86,303	86,913	190,003	181,213
Stock-Based Compensation	158,142	(49,275)	205,083	63,339	84,020	426,666
Total revenues					224,943	5,652,588
Identifiable Assets	411,847		411,847		566,111	753,767
Corporate [Member]
Summary of segmental information
Loss from Operations	(360,297)	(623,693)	(1,652,344)	(1,707,992)	(2,453,311)	(1,527,644)
Amortization and Depreciation Expense	551	495	1,412	1,564	2,038	2,174
Interest Income	(4,699,194)	1,250	(5,347,984)	5,284	6,202	7,444
Stock-Based Compensation	209,256	167,944	304,346	286,072	333,666	210,517
Identifiable Assets	$ 6,795,793		$ 6,795,793		$ 3,510,499	$ 6,780,625